SECURED BORROWINGS, Future Minimum Principal Payments on Secured Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Secured Borrowings [Abstract]
Repayment of debt	$ 326,909	$ 448,346	$ 791,385
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Repayment of debt	154,300
Future Minimum Principal Payments [Abstract]
2018	309,914
2019	169,230
2020	187,184
2021	152,497
2022	174,436
Thereafter	1,065,630
Future minimum principal payments due	$ 2,058,891